Shareholder Fees - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO	Apr. 29, 2024 USD ($)
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio
Shareholder Fees:
(fees paid directly from your investment)